General and administrative expenses by nature	12 Months Ended
Dec. 31, 2017
General and administrative expenses by nature [Abstract]
General and administrative expenses by nature
26.	General and administrative expenses by nature

General and administrative expenses were as follows:

Description	2017	2016	2015

Payroll, charges and benefits	(105,431)	(116,889)	(102,337)
Transportation	(275)	(573)	(962)
Advisory services	(12,545)	(17,449)	(18,129)
Depreciation/amortization/depletion	(25,984)	(31,326)	(22,171)
Lease of real estate, equipment and vehicles	(4,034)	(4,973)	(9,095)
Legal advisory services	(17,168)	(22,169)	(16,403)
Travel and lodging	(4,213)	(4,865)	(5,780)
Equipment maintenance	(806)	(1,720)	(2,572)
System maintenance	(1,838)	(986)	(671)
Provision for legal proceedings	(57,776)	583	(11,426)
Consumer materials	(4,001)	(4,690)	(3,666)
Third-party services	(5,104)	(3,907)	(8,600)
Other	(18,939)	(22,968)	(21,480)
Total general and administrative expenses	(258,114)	(231,932)	(223,292)